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                          STREETTRACKS(R) SERIES TRUST
   SUPPLEMENT DATED OCTOBER 5, 2006 TO THE PROSPECTUS DATED OCTOBER 31, 2005

     Shareholders are hereby notified that there has been a portfolio manager change. Michael Feehily is no longer a portfolio manager for the streetTRACKS(R) Series Trust. Accordingly, on page 55 under the section entitled "Management -- Portfolio Managers" in the prospectus dated October 31, 2005, Mr. Feehily's name should be deleted.


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.